Going Concern	12 Months Ended
Dec. 31, 2025
Going Concern [Abstract]
GOING CONCERN

2.      GOING CONCERN

The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. The Group incurred net losses of US$6,726,689, US$10,978,791 and US$5,970,105, and net cash used in operating activities of US$4,711,703, US$5,547,277 and US$6,354,919 for the years ended December 31, 2023, 2024 and 2025 respectively. As of December 31, 2025, the Group had accumulated deficit of US$32,926,445, and negative working capital of US$2,347,048. Overall, the Group evaluates the adverse factors including the historical adverse financial performance and expected loss-making situation in a foreseeable period and initial establishment of certain subsidiaries to inevitably incur start-up costs in research and development as well as market expansion activities. Such conditions in the aggregate indicated a substantial doubt regarding the Group’s ability to continue as a going concern.

The Group intends to meet the cash requirements for the next twelve months from the issuance date of consolidated financial statements through the following mitigation plans:

(1)    On October 30, 2024, Polibeli HK, a subsidiary of the Group, entered into a loan agreement with a related party, Xinyun Logistics, pursuant to which Xinyun Logistics will provide a loan amount up to US$2,000,000 with no subjection to conditions or covenant in the terms. The loan term under this contract is 5 years, starting from the actual drawdown date of the loan. The annual interest rate for the first and the second calendar year in the agreement is 4.2%, and the annual interest rate in subsequent years shall be implemented according to the annual interest rate as announced by Xinyun Logistics, which is mainly subject to factors such as market interest rate fluctuations and the borrower’s financial status. As of December 31, 2025, Polibeli HK drew down US$1,748,514 and repaid US$1,662,987 of the loan under the loan agreement.

On March 25, 2026, the Company entered into a supplemental financial support letter with Xinyun Logistics, pursuant to which Xinyun Logistics will provide a financial support amount up to US$27,000,000.

As a result, there are US$28,914,473 unutilized amount in the line with credit offered by Xinyun Logistics as of the issuance date of the consolidated financial statement.

(2)    On September 28, 2025, Polibeli HK entered into a Trade Finance Facility Agreement with The Bank of East Asia (China) Limited Shenzhen Branch(“BEA”), and a supplementary agreement was signed on October 20, 2025 pursuant to the aforementioned facility agreement. Pursuant to the agreements, BEA provides Polibeli HK with a revolving trade finance facility of US$7,149,905(RMB50,000,000) in equivalents value with no additional conditions or covenants attached to the terms, which is available for such varieties as import letter of credit issuance, import bill advance and import invoice financing, each with a corresponding sub-limit of RMB50,000,000 in equivalent value and all revolving within the facility term. The validity period of the facility is five years starting from the date of the agreement execution. The financing interest rate for each single drawdown under the facility shall be subject to the written notice confirmed by BEA based on the currency and variety of the financing. The Company made an aggregate drawdown of US$3,458,369 for the year ended December 31, 2025 and US$1,234,553 during January 2026. Therefore, as of the issuance date of the consolidated financial statements, there is an unutilized amount of US$2,456,983 in the lines of credit offered by BEA.

(3)    The Group makes continuous efforts to improve operating efficiency, standardize operations to reduce discretionary spending, enhance cost controls, and create synergy of allocated resources. However, there is no assurance that the measure can be achieved as planned.

Taking into consideration all these actions mentioned above, management concluded that the substantial doubt on the Group’s ability to continue as a going concern can be alleviated through the effective implementation of the mitigation plans. As a result, the management prepared the consolidated financial statements assuming the Group will continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.